Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share [Line Items]
Amount after tax (in Dollars)		$ 13,495,614
Weighted average number of ordinary shares outstanding	[2]	7,038,173	[1]	4,908,558		2,968,508
Loss per share (in Dollars per share)		$ 1.92		$ (17.83)		$ (2.88)
Amount after tax, diluted (in Dollars)		$ 12,410,102		$ (87,537,224)	[3]	$ (8,548,294)	[3]
Weighted average number of ordinary shares outstanding, diluted	[1]	7,558,479		4,908,558	[3]	2,968,508	[3]
Loss per share, diluted (in Dollars per share)		$ 1.64		$ (17.83)	[3]	$ (2.88)	[3]
Employees’ equity compensation [Member]
Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share [Line Items]
Weighted average number of ordinary shares outstanding, diluted	[1]	93,664
Comvertible preference shares [Member]
Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share [Line Items]
Amount after tax, diluted (in Dollars)		$ (1,085,512)
Weighted average number of ordinary shares outstanding, diluted	[1]	412,685
Warrants [Member]
Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share [Line Items]
Weighted average number of ordinary shares outstanding, diluted	[1]	13,957

[1]	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares (or 6,500,000 reflective of 10-to-1 reverse stock split effective April 15, 2024) in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Refer to Note 24 for more information on the capital recapitalization. Shares outstanding for the years have been restated for the 10-for-1 reverse stock split effective April 15, 2024.
[2]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[3]	Warrant liabilities were excluded in the computation of diluted loss per share for the year ended December 31, 2022. Employee share options were excluded in the computation of diluted loss per share for the years ended December 31, 2022 and 2021 and convertible preference shares were excluded in the computation of diluted loss per share for the year ended December 31, 2021 since it was anti-dilutive. The number of shares that were excluded from the loss per share calculation above for the years ended December 31, 2022 and December 31, 2021 that could be dilutive in the future was 12,514,617 and 33,903,228 shares, respectively (or 1,251,462 and 3,390,323 shares, respectively, reflective of 10-to-1 reverse stock split effective April 15, 2024).